SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION (Details)				6 Months Ended	9 Months Ended
	Jun. 14, 2021 USD ($) $ / shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021	Mar. 31, 2026 shares	Sep. 30, 2025 shares
IfrsStatementLineItems [Line Items]
Grant date	June 14, 2021	February 17, 2021
Share price at date of grant	7,560	10,680
Volatility	115.00%	107.00%
Warrant life	5 years	5 years	5 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.80%	0.57%
Average fair value at grant date | $	$ 6,000	$ 8,496
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant	$ 8,208	$ 8,568
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant	$ 10,440	$ 10,704